SHARE-BASED COMPENSATION, RSU Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
RSUs [Member]
Number of Shares [Roll Forward]
Outstanding and unvested, beginning balance (in shares)	36,075	161,480
Vested (in shares)	(36,075)	(119,666)
Canceled or forfeited (in shares)		(5,739)
Outstanding and unvested, ending balance (in shares)	0	36,075
Weighted Average Grant Date Fair Value [Abstract]
Outstanding and unvested, beginning balance (in dollars per share)	$ 12.28	$ 12.81
Vested (in dollars per share)	12.28	12.99
Canceled or forfeited (in dollars per share)		12.28
Outstanding and unvested, ending balance (in dollars per share)	$ 0	$ 12.28
Selling, General and Administrative Expenses [Member]
Share-based Compensation Expense [Abstract]
Share-based compensation expense	$ 200	$ 30